Schedule of statements of operations for the company’s reporting segments (Details)		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Operating expenses:
General and administrative		$ 3,922,348		$ 953,437
Salaries, benefits, contractor costs		19,256,255		14,319,704
Marketing and commissions		52,918,949		24,810,603
Travel		1,930,598		1,361,696
Professional fees		2,112,047		809,974
Product and technology development		3,126,087		1,950,119
Depreciation and amortization		1,881,323		1,247,813
Total operating expenses		85,147,608		45,453,346
Net loss from operations		(38,648,323)		(25,645,880)
Other expense:
Interest (income)/expense		3,120,054		1,452,458
Loss on Debt Extinguishment		4,377,051	€ 3,464,238
Foreign currency loss (gain)		470,219		1,042,747
Net loss before income taxes		(52,566,734)		(32,788,079)
Income tax benefit (expense)	[1]	1,851,038		402,184
Net loss		(50,715,696)		(32,385,895)
Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		46,499,285		19,807,466
Operating expenses:
General and administrative		3,922,348		953,437
Salaries, benefits, contractor costs		19,256,255		14,319,704
Marketing and commissions		52,918,949		24,810,603
Travel		1,930,599		1,361,696
Professional fees		2,112,047		809,974
Product and technology development		3,126,087		1,950,119
Depreciation and amortization		1,881,323		1,247,813
Total operating expenses		85,147,608		45,453,346
Net loss from operations		(38,648,323)		(25,645,880)
Other expense:
Interest (income)/expense		3,120,054		1,452,458
Loss on Debt Extinguishment		4,377,051
Loss from change in fair-value of convertible Shareholder loans		5,951,087		4,646,994
Foreign currency loss (gain)		470,219		1,042,747
Net loss before income taxes		(52,566,734)		(32,788,079)
Income tax benefit (expense)		1,851,038		402,184
Net loss		(50,715,696)		(32,385,895)
NIGERIA
Other expense:
Net loss before income taxes		(1,379,201)		(4,660,081)
NIGERIA | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		22,962,513		18,728,500
Operating expenses:
General and administrative		24,268		258,566
Salaries, benefits, contractor costs		532,300		776,082
Marketing and commissions		23,471,054		22,050,105
Travel		230,141		247,362
Professional fees		84,017		19,656
Product and technology development
Depreciation and amortization
Total operating expenses		24,341,780		23,351,771
Net loss from operations		(1,379,268)		(4,623,271)
Other expense:
Interest (income)/expense		(2)		36,909
Loss on Debt Extinguishment
Loss from change in fair-value of convertible Shareholder loans
Foreign currency loss (gain)		(75)		(99)
Net loss before income taxes		(1,379,190)		(4,660,081)
Income tax benefit (expense)
Net loss		(1,379,190)		(4,660,081)
UNITED KINGDOM
Other expense:
Net loss before income taxes		(38,256,788)		(24,721,521)
UNITED KINGDOM | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue
Operating expenses:
General and administrative		1,542,840		333,388
Salaries, benefits, contractor costs		13,056,512		10,219,772
Marketing and commissions		688,849		798,871
Travel		1,673,044		1,087,775
Professional fees		1,907,955		532,017
Product and technology development		3,082,969		1,949,707
Depreciation and amortization		1,881,323		1,247,813
Total operating expenses		23,833,493		16,169,343
Net loss from operations		(23,833,493)		(16,169,343)
Other expense:
Interest (income)/expense		3,104,140		1,393,746
Loss on Debt Extinguishment		4,377,051
Loss from change in fair-value of convertible Shareholder loans		5,951,087		4,646,994
Foreign currency loss (gain)		991,016		2,511,438
Net loss before income taxes		(38,256,788)		(24,721,521)
Income tax benefit (expense)		1,851,038		402,184
Net loss		(36,405,749)		(24,319,337)
ARGENTINA
Other expense:
Net loss before income taxes		(5,723,728)		122,665
ARGENTINA | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		18,820,235		958,177
Operating expenses:
General and administrative		1,429,648		213,714
Salaries, benefits, contractor costs		643,458		289,296
Marketing and commissions		22,948,625		1,629,073
Travel		16,552		20,436
Professional fees				134,798
Product and technology development		34,108
Depreciation and amortization
Total operating expenses		25,072,391		2,287,317
Net loss from operations		(6,252,156)		(1,329,140)
Other expense:
Interest (income)/expense		15		19,893
Loss on Debt Extinguishment
Loss from change in fair-value of convertible Shareholder loans
Foreign currency loss (gain)		(528,443)		(1,471,698)
Net loss before income taxes		(5,723,728)		122,665
Income tax benefit (expense)
Net loss		(5,723,728)		122,665
Other [Member] | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		4,716,537		120,789
Operating expenses:
General and administrative		925,592		147,769
Salaries, benefits, contractor costs		5,023,985		3,034,554
Marketing and commissions		5,810,420		332,554
Travel		10,862		6,123
Professional fees		120,074		123,503
Product and technology development		9,010		412
Depreciation and amortization
Total operating expenses		11,899,944		3,644,915
Net loss from operations		(7,183,407)		(3,524,126)
Other expense:
Interest (income)/expense		15,900		1,910
Loss on Debt Extinguishment
Loss from change in fair-value of convertible Shareholder loans
Foreign currency loss (gain)		7,721		3,106
Net loss before income taxes		(7,207,028)		(3,529,142)
Income tax benefit (expense)
Net loss		$ (7,207,028)		$ (3,529,142)

[1]	Due to research and development costs in the UK